LIQUIDITY, MANAGEMENT PLANS AND GENERAL BUSINESS 10K (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014 Segment Location	Dec. 31, 2013 Segment Location
LIQUIDITY, MANAGEMENT PLANS AND GENERAL BUSINESS [Abstract]
Proceeds from issuance of stock	$ 12.0
Number of reportable segments	2	2
Number of locations in California	2	2
Number of locations in Louisiana	1	1
Number of locations in Lake Charles, Louisiana	1	1
Revenue from Human Food Products [Member] | USA Segment Revenues [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	55.00%	55.00%
Revenue from Animal Nutrition Products [Member] | USA Segment Revenues [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	45.00%	45.00%
DRB Products [Member] | Brazil Segment Revenue [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	55.00%	55.00%
RBO Products [Member] | Brazil Segment Revenue [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	45.00%	45.00%